Expense Example, No Redemption - R2 R5 R6 Shares - JPMorgan Mid Cap Equity Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	142	482	847	1,872	76	265	469	1,061	65	229	406	920